UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Farr, Miller & Washington  LLC.
Address:         1020 19th Street, NW  Suite 200
                 Washington, D.C.  20036

13F File Number:Not Known

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Per Signing this Report on Behalf of Reporting Manager:

Name:   Susan W. Cantus
Title:  Principal
Phone:  (800) 390-3277

Signature, Place, and Date of Signing:

        Susan W. Cantus          Washington, D.C.      May 11, 1999

Report Type (Check only one.):

[X]             13F HOLDINGS REPORT.

[ ]             13F NOTICE.

[ ]             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:      N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number Other Included Manager:  0

Form 13F Information Table Entry Total:100

Form 13F Information Table Value Total:240,300,436



List of Other Included Manager:N/A

No.     13F File Number Name

NAME OF ISSUER        Title  Cusip      Market  Quantity Invstmnt Mgr  Voting

                       of               Value            Disc          Auth
                      Class                              Shared        Shared
                                                          (b)            (b)
Merck & Co.           Equity 589331107 9,620,569 119,975    b     2,3     b
Banc One Corp.        Equity 059438101 9,051,421 164,383    b     2,3     b
Intel Corp.           Equity 458140100 8,786,560  73,759    b     2,3     b
MCI Worldcom Inc.     Equity 55268B106 8,416,850  95,038    b     2,3     b
Microsoft Corp.       Equity 594918104 8,034,522  89,646    b     2,3     b
Qualcomm Inc.         Equity 747525103 7,484,390  60,176    b     2,3     b
Hewlett-Packard       Equity 428236103 6,958,691 102,615    b     2,3     b
General Elec Co.      Equity 369604103 6,037,535  54,576    b     2,3     b
Freddie Mac           Equity 313400301 5,951,072 104,176    b     2,3     b
EMC Corp.             Equity 268648102 5,754,115  45,042    b     2,3     b
Home Depot Inc.       Equity 437076102 5,547,236  89,112    b     2,3     b
McDonalds Corp.       Equity 580135101 5,076,837 112,039    b     2,3     b
American Home Pr      Equity 26609107  5,051,133  77,412    b     2,3     b
Colgate Palmolive     Equity 194162103 5,031,480  54,690    b     2,3     b
Pepsico Inc.          Equity 713448108 4,965,571 126,711    b     2,3     b
Exxon Corp.           Equity 302290101 4,494,235  63,691    b     2,3     b
Albertsons Inc.       Equity 10104104  4,428,124  81,529    b     2,3     b
Medtronic Inc.        Equity 585055106 4,302,509  59,965    b     2,3     b
Johnson & Johnson     Equity 478160104 4,246,361  45,324    b     2,3     b
American Intl Grp     Equity 26874107  4,020,744  33,332    b     2,3     b
Teleflex, Inc.        Equity 879369106 3,556,592 104,412    b     2,3     b
Wal Mart Stores Inc.  Equity 931142103 3,435,017  37,261    b     2,3     b
Kimberly Clark Corp.  Equity 494368103 3,313,488  69,120    b     2,3     b
Abbott Laboratories   Equity 002824100 3,013,910  64,381    b     2,3     b
Allied Signal Inc     Equity 19512102  2,803,577  56,997    b     2,3     b
Wells Fargo & Co.     Equity 949746101 2,428,814  69,270    b     2,3     b
Mobil Corp.           Equity 607059102 2,325,400  26,425    b     2,3     b
Xerox Corp.           Equity 984121103 2,244,418  42,050    b     2,3     b
American Express      Equity 25816109  2,232,265  18,998    b     2,3     b
Coca Cola Co.         Equity 191216100 2,227,996  36,301    b     2,3     b
Eastman Kodak         Equity 277461109 2,211,991  34,630    b     2,3     b
Emerson Electric Co.  Equity 291011104 2,197,191  41,505    b     2,3     b
Proctor & Gamble Co.  Equity 742718109 2,178,532  22,244    b     2,3     b
IBM Corp.             Equity 459200101 2,142,598  12,088    b     2,3     b
Eli Lilly & Co.       Equity 532457108 2,117,631  24,950    b     2,3     b
CDI Inc.              Equity 125071100 2,099,905  87,267    b     2,3     b
Gillette Corp.        Equity 375766102 2,016,054  33,918    b     2,3     b
Conseco Corp.         Equity 208464107 1,969,825  63,800    b     2,3     b
Synalloy Corp.        Equity 871565107 1,876,151 272,894    b     2,3     b
Pfizer Inc.           Equity 717081103 1,810,826  13,051    b     2,3     b
Maytag Corp.          Equity 578592107 1,611,448  26,690    b     2,3     b

Bristol Myers Squibb  Equity 110122108 1,496,475  23,268    b     2,3     b
Royal Dutch Petroleum Equity 780257705 1,432,080  27,540    b     2,3     b
Heinz  H.J. Co.       Equity 423074103 1,401,257  29,578    b     2,3     b
Silicon Valley Bancsh Equity 827064106 1,398,239  67,587    b     2,3     b
Sysco Corp.           Equity 871829107 1,347,883  51,225    b     2,3     b
Electronic Data Sys   Equity 285661104 1,324,370  27,201    b     2,3     b
Scudder New Asia Fund Equity 811183102 1,315,550 126,800    b     2,3     b
Smithkline Beechham   Equity 832378301 1,172,600  16,400    b     2,3     b
Wachovia Corp.        Equity 929771103 1,162,519  14,318    b     2,3     b
Schering Plough Corp. Equity 806605101 1,017,759  18,400    b     2,3     b
Berkshire Hath Cl. B  Equity 084670207   872,221     371    b     2,3     b
Bankamerica Corp.     Equity 060505104   854,952  12,105    b     2,3     b
Dell Computer Corp.   Equity 247025109   802,785  19,640    b     2,3     b
Lucent Tech Inc.      Equity 549463107   799,936   7,424    b     2,3     b
AT&T Corp.            Equity 001957109   747,768   9,369    b     2,3     b
Cisco Systems Inc     Equity 17275R102   709,420   6,475    b     2,3     b
IBIS Technology Corp. Equity 450909106   703,000  37,000    b     2,3     b
Motorola Inc.         Equity 620076109   700,196   9,559    b     2,3     b
Fleet Finl Group Inc. Equity 338915101   683,571  18,168    b     2,3     b
Norfolk Soutern       Equity 655844108   639,198  24,235    b     2,3     b
Walgreen Co.          Equity 931422109   598,900  21,200    b     2,3     b
First Union Corp.     Equity 337358105   595,406  11,142    b     2,3     b
Anheuser Busch Co.    Equity 035229103   594,266   7,800    b     2,3     b
BP Amoco              Equity 055622104   511,150   5,064    b     2,3     b
AT&T Liberty Media    Equity 001957208   509,988   9,691    b     2,3     b
Bell Atlantic Corp.   Equity 077853109   500,339   9,680    b     2,3     b
Chevron Corp.         Equity 166751107   471,905   5,336    b     2,3     b
Citicorp 7.5          Fxd In 17303mgq    466,032 466,000    b     2,3     b
Bankers Trust NY      Equity 066365107   459,782   5,210    b     2,3     b
FNMA 7.33             Fxd In 31359mce    457,735 450,000    b     2,3     b
IBM Credit Corp. 6.33 Fxd In 44922L5K    449,235 457,000    b     2,3     b
Burke & Herbert Bank  Equity 121331102   432,600     824    b     2,3     b
Bank of New York      Equity 64057102    423,062  11,772    b     2,3     b
AES Corp.             Equity 00130H105   419,993  11,275    b     2,3     b
Bellsouth Corp.       Equity 079860102   414,531  10,347    b     2,3     b
America Online Inc.   Equity 02364J104   408,800   2,800    b     2,3     b
Compaq Computer Corp. Equity 204493100   408,775  12,900    b     2,3     b
Air Express Intl      Equity 9104100     398,543  26,350    b     2,3     b
Fleet Finl Group 7.0  Fxd In 33900tam    395,672 400,000    b     2,3     b
Minnesota Mng & Mfg   Equity 604059105   393,370   5,560    b     2,3     b
Biomatrix Inc.        Equity 09060P102   390,000   5,000    b     2,3     b
Atlantic Richfield    Equity 048825103   375,512   5,144    b     2,3     b
FHLMC 6.775           Fxd In 3034A1NB    353,608 350,000    b     2,3     b
SBC Communications    Equity 78387G103   332,561   7,507    b     2,3     b
Du Pont               Equity 263534109   328,055   5,650    b     2,3     b
Citigroup Inc.        Equity 172967101   317,458   4,970    b     2,3     b
Shell Trasn & Trad    Equity 822703609   298,593   7,350    b     2,3     b
Automatic Data Proc   Equity 053015103   290,576   7,023    b     2,3     b
Fannie Mae 7.49       Fxd In 31364CN4    255,212 250,000    b     2,3     b
First Fin Bankshrs    Equity 32020R109   252,298   7,793    b     2,3     b
Gannett Co.           Equity 364730101   241,920   3,840    b     2,3     b
Medimmune Inc.        Equity 584699102   236,752   4,000    b     2,3     b
GTE Corporation       Equity 362320103   235,950   3,900    b     2,3     b
Lowes Cos Inc.        Equity 548661107   217,800   3,600    b     2,3     b
May Dept. Stores Co.  Equity 577778103   217,143   5,550    b     2,3     b
Markel Corp.          Equity 570535104   216,300   1,200    b     2,3     b
Disney (Walt) Co.     Equity 254627106   216,163   6,945    b     2,3     b
Sprint Corp.          Equity 852061100   206,062   2,100    b     2,3     b
Anadarko Petroleum    Equity 032511107   203,850   5,400    b     2,3     b

</SEC-DOCUMENT>